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                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Municipal Bond Fund, Inc. (1933 Act File No. 2-56969; 1940 Act File No. 811-2657) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 43 ("Amendment No. 43") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 43 was filed electronically.


                                    WADDELL & REED ADVISORS
                                    MUNICIPAL BOND FUND, INC.


Dated: December 21, 2000            By:  /s/Kristen A. Richards
                                         ----------------------
                                    Kristen A. Richards
                                    Vice President, Secretary and
                                      Associate General Counsel